Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2013
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
Other Long-Term Liabilities
Other long-term liabilities consist of the following (in thousands):

	December 31
	2013	2012
Unrecognized tax benefits (See Note 14)	$4,702	$5,074
Product liability (See Note 19)	9,784	18,639
2017 Notes Conversion Derivative (See Note 11)	112,000	55,000
Deferred license revenue (See Note 2)	4,210	4,731
Contingent consideration	2,882	540
Other	1,488	928
	$135,066	$84,912